CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Total gross revenues	$ 444,296	$ 916,391	$ 883,549
Cost of revenues
Cost of services	(174,599)	(687,184)	(555,389)
Total cost of revenues	(174,599)	(687,184)	(555,389)
Gross profit	269,697	229,207	328,160
Operating (expenses) income
Selling expenses	(91,250)	(229,817)	(236,603)
General and administrative expenses (including related party amounts of US$776, US$897and US$501for the years ended December 31, 2015, 2016 and 2017, respectively)	(135,688)	(151,251)	(125,405)
Other income (loss)	(567)	415	(625)
Operating income (loss)	42,192	(151,446)	(34,473)
Foreign exchange (loss) gain	15	(1,882)	1,464
Interest income	11,322	11,367	22,221
Interest expense	(16,153)	(20,791)	(16,519)
Change in fair value of trading securities	518	0	0
Realized gain on sale available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security of US$10,583, US$2,736 for the year ended December 31, 2016, 2017)	2,736	10,583	0
Government grants	3,154	6,469	4,936
Investment income	6,692	3,281	1,333
Other non-operating loss	(4,562)	0	0
Impairment on investments	(2,768)	(2,232)	0
Income (loss) before income taxes and noncontrolling interests	43,146	(144,651)	(21,038)
Income tax (expense) benefit	(21,442)	(24,984)	5,905
Net income (loss)	21,704	(169,635)	(15,133)
Net loss attributable to noncontrolling interests	(3)	0	(37)
Net income (loss) attributable to Fang Holdings Limited’s shareholders	21,707	(169,635)	(15,096)
Other comprehensive income (loss), before tax
Foreign currency translation adjustments	56,571	(60,732)	(55,928)
Amounts reclassified from accumulated other comprehensive income	(2,736)	(10,583)	0
Unrealized gain (loss) on available-for-sale securities	212,838	7,326	(4,002)
Gain (loss) on intra-entity foreign transactions of long-term-investment nature	1,872	(6,996)
Other comprehensive income (loss), before tax	268,545	(70,985)	(59,930)
Income tax expense related to components of other comprehensive income	(49,566)	0	0
Other comprehensive income (loss), net of tax	218,979	(70,985)	(59,930)
Comprehensive income (loss)	240,683	(240,620)	(75,063)
Comprehensive loss attributable to noncontrolling interests	(3)	0	(37)
Comprehensive income (loss) attributable to Fang Holdings Limited’s shareholders	$ 240,686	$ (240,620)	$ (75,026)
Earnings (loss) per share for Class A and Class B ordinary shares
Basic	$ 0.25	$ (1.81)	$ (0.18)
Diluted	$ 0.24	$ (1.81)	$ (0.18)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	88,475,665	93,605,749	85,170,886
Diluted	91,585,677	93,605,749	85,170,886
E-commerce services [Member]
Revenues
Total gross revenues	$ 87,809	$ 577,684	$ 474,810
Marketing Services [Member]
Revenues
Total gross revenues	149,267	165,437	249,862
Listing Services [Member]
Revenues
Total gross revenues	165,374	118,109	107,922
Financial Services [Member]
Revenues
Total gross revenues	12,055	29,602	29,582
Other value-added services [Member]
Revenues
Other Revenues	$ 29,791	$ 25,559	$ 21,373